Income Tax (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Net loss before taxes	$ (36,350,790)	$ (19,588,762)	$ (9,254,790)
Statutory rate	27.00%	27.00%	27.00%
Expected tax recovery	$ (9,814,710)	$ (5,288,966)	$ (2,498,793)
Foreign tax rate differences	219,740	(36,227)	(23,235)
Permanent differences and other	115,020	194,935	130,163
Write-off and impairments	3,017,450	0
Abandoned assets	52,490	0
Change in deferred tax assets not recognized	6,410,010	5,130,258	$ 2,391,865
Income tax provision	$ 0	$ 0